Filed with the U.S. Securities and Exchange Commission on February 25, 2022
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	832	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	833	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and Address of Agent for Service)

Copy to:

Domenick Pugliese, Esq.
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2022 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: Explanatory Note: This Post-Effective Amendment No. 832 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2021 for Otter Creek Long Short Opportunity Fund (the "Fund").

Otter Creek Long/Short Opportunity Fund
PROSPECTUS
Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX
February 28, 2022

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Otter Creek Long/Short Opportunity Fund
Investment Objective
The Otter Creek Long/Short Opportunity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.35%	1.35%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Interest and Dividends on Securities Sold Short)	0.75%	0.75%
Interest and Dividends on Securities Sold Short	0.22%	0.23%
Acquired Fund Fees and Expenses(2)	0.21%	0.21%
Total Annual Fund Operating Expenses	2.31%	2.56%
Less: Fee Waiver and Expense Reimbursement(3)	(0.29)%	(0.29)%
Net Annual Fund Operating Expenses(4)	2.02%	2.27%
(1)Otter Creek Advisors, LLC (the “Advisor” or “Otter Creek”) has contractually agreed to waive a portion of its management fee so that the effective rate of the advisory fee is 1.35%, instead of 1.50%, of the Fund’s average daily net assets through February 28, 2023. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Advisor. The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement.
(2)Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
(3)Otter Creek has contractually agreed to limit the Fund’s operating expenses (excluding AFFE, interest, taxes, interest and dividend expense on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) through February 28, 2023(unless otherwise sooner terminated) in order to limit Net Annual Fund Operating Expenses to 1.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap is indefinite, will remain in effect through at least February 28, 2023, and may be terminated only by the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
(4)Note that the amount of Net Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Statutory Prospectus, which reflects the operating expenses of the Fund during the most recent fiscal year and includes expenses incurred prior to the contractual waiver of the Fund’s management fee and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods

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indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap which is only reflected through the contractual period). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$205	$694	$1,209	$2,623
Investor Class	$230	$769	$1,334	$2,874
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a long/short investment strategy in an attempt to achieve capital appreciation and manage risk. The Fund takes long positions in securities Otter Creek believes to be undervalued and short positions in securities Otter Creek believes to be overvalued. The Fund’s objective is to provide long-term capital appreciation. Under normal market conditions, the net long exposure of the Fund (gross long exposures minus gross short exposures) is expected to range between -35% and +80% net long. The Fund’s investment objective described in the Summary Section is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objectives.
Under normal market conditions, the Fund primarily invests in equity securities that are traded on U.S. securities exchanges. Equity securities in which the Fund may invest include common stocks, convertibles, preferred stocks, warrants, exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in securities of companies that are offered pursuant to an initial public offering (“IPO”). The Fund may invest up to 30% of its total assets in securities of foreign issuers. The Fund may also invest up to 15% of the Fund’s net assets in Master Limited Partnerships (“MLPs”), and up to 30% of the Fund’s net assets in equity Real Estate Investment Trusts (“REITs”). To the extent the Fund invests in MLPs, its investments will be restricted to holding interests as a limited partner in such investments.
The Fund may also invest up to 60% of the Fund’s net assets in fixed income securities including debt issued by the U.S. Government and its agencies, investment grade corporate debt, sub-investment grade corporate debt (otherwise known as high yield securities or “junk bonds”) and convertible bonds. Of the 60% of the Fund’s net assets which may be invested in fixed income securities, up to 20% of the Fund’s net assets may be invested in securities with either an S&P rating of CCC+ or lower or a Moody’s rating of CAA1 or lower, at the time of purchase.

The Fund may hold up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments, for temporary defensive purposes due to economic or market conditions.
The Fund may utilize leverage of no more than 30% of the Fund’s total assets as part of the portfolio management process. From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market. The Fund may also invest up to 10% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts. These

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instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.
The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 100% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 75% of the net assets of the Fund.
Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

•Fixed Income Securities Risk. Fixed income (debt) securities are generally subject to the following risks:
◦Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Extension Risk. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.
◦Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
◦Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Fund may have to invest the proceeds in lower-yielding securities.

•High Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair

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the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•Short Sales Risk. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•Derivatives Risk. The Fund’s use of derivatives (which may include options and swaps) may reduce the Fund’s returns and/or increase volatility. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a counterparty’s losses being substantially greater than the amount invested in the derivative itself.

•Exchange-Traded Fund Risk. An exchange-traded fund (“ETF”), in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an ETF’s fees and expenses. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.

•Foreign Securities. The Fund may invest in foreign securities. These foreign investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments. Investments in foreign securities may also involve exposure to fluctuations in foreign currency exchange rates.

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular

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financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

•Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. The use of leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•Master Limited Partnership Risk. Investing in MLPs entails risk related to potential changes in the U.S. tax law which could revoke the pass-through tax attributes that provide the tax efficiencies that make MLPs attractive investment structures. Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks.
•Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

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•Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transactions not to achieve its objectives.
•REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

•RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the Investor Class and is an illustration of how shares of the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a two broad-based securities index and a secondary blended index provided to offer a broader market perspective. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Prior to February 27, 2015, the Fund was managed by an affiliate of the Advisor, Otter Creek

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Management, Inc. Updated performance information is available on the Fund’s website at www.ottercreekfunds.com or by calling the Fund toll-free at 1-855-681-5261.
Calendar Year Total Return as of December 31 – Investor Class

Highest Quarterly Return:	Q1, 2021	8.92%

Lowest Quarterly Return:	Q1, 2020	-5.90%

Average Annual Total Return as of December 31, 2021
	1 Year	5 Year	Since Inception (12/30/13)
Investor Class
Return Before Taxes	9.34%	3.48%	4.48%
Return After Taxes on Distributions	8.70%	3.20%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares	5.84%	2.62%	3.48%
Institutional Class
Return Before Taxes	9.66%	3.76%	4.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	14.83%
60/40 SP 500® Equal Weight and Bloomberg Aggregate Bond Index	16.39%	11.15%	9.43%
Bloomberg US Aggregate Bond Index	-1.54%	3.57%	3.35%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).Your actual after-tax returns depend on your tax situation and may differ from these shown.

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Management

Investment Advisor
Otter Creek Advisors, LLC
The Fund is team-managed by the following Portfolio Managers:

Portfolio Managers
Name	Title	Managed the Fund Since
Keith Long	Principal	August 2019
Tyler C. Walling	Principal	Inception (2013)
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Otter Creek Long/Short Opportunity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-681-5261, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
- All Accounts	$100,000	None
Investor Class
- Standard Accounts	$2,500	None
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
Principal Investment Strategies

The Fund employs a long/short investment strategy in an attempt to achieve capital appreciation and manage risk. The Fund takes long positions in securities Otter Creek believes to be undervalued and short positions in securities Otter Creek believes to be overvalued. The Fund’s objective is to provide long-term capital appreciation. The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between -35% and +80% net long. The Fund’s investment objective described in the Summary Section is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objectives.

Under normal market conditions, the Fund invests primarily in equity securities that are traded on U.S. securities exchanges. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, ADRs, EDRs, GDRs. convertibles. The Fund may include securities of companies that are offered pursuant to an IPO. The Fund may also invest up to 30% of its total assets in securities of foreign issuers. The Fund may invest up to 15% of the Fund’s net assets in MLPs and up to 30% of the Fund’s net assets in REITs. To the extent the Fund invests in MLPs, its investments will be restricted to holding interests as a limited partner in such investments. Additionally, the Fund may invest in ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.

ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.
MLPs are businesses organized as publicly traded limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange. This pass-through creates passive income or losses, along with dividend and investment income. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
REITs are securities that sell like a stock on the major stock exchanges and invest in real estate directly, either through properties or mortgages. REITs receive special tax treatment and may offer investors higher yields, as well as more liquidity than directly investing in real estate.

With respect to the fixed income portion of the Fund’s portfolio, the Fund may also invest up to 60% of the Fund’s net assets in fixed income securities including debt issued by the U.S. Government and its agencies, investment grade corporate debt, sub-investment grade corporate debt (i.e. junk bonds) and convertible bonds. Of the 60% of the Fund’s net assets which may be invested in fixed income securities, up to 20% of the Fund’s net assets may be invested in securities with either an S&P rating of CCC+ or lower or a Moody’s rating of CAA1 or lower, at the time of purchase.
The Fund may utilize leverage of no more than 30% of the Fund’s total assets as part of the portfolio management process. From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market. The Fund may also invest up to 10% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts. These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.
The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 100% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 75% of the net assets of the Fund. Short selling is the selling of a stock that the

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Fund does not own. More specifically, a short sale is the sale of a security that is not owned by the Fund, but that is promised to be delivered. Shorting is betting against the overall direction of the market. Shorting stocks involves using borrowed money. The Fund does not intend to engage in high portfolio trading activity.
Cash and Cash Equivalent Holdings
The Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. Additionally, the temporary defensive positions taken by the Fund in response to adverse market or other conditions may be, or are inconsistent with, the Fund’s principal investment strategies.
To the extent that the Fund uses a money market fund or an exchange-traded fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or exchange-traded fund’s management fees and operational expenses.
Derivatives and Hedging Techniques
Derivatives are financial instruments whose value depend upon, or are derived from, the value of an asset, such as one or more underlying investments, currencies or indexes. The Fund may engage in a variety of transactions using derivatives, such as options on securities and securities indexes. Derivatives may be used by the Fund for any of the following purposes:
•As a hedging technique in an attempt to manage risk in the Fund’s portfolio
•As a substitute for buying or selling securities
•To enhance the Fund’s return
•As a cash flow management technique
A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, currencies or indexes. When the Fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit the Fund’s exposure to loss. The Fund will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the Fund’s derivative exposure. If such segregated assets represent a large portion of the Fund’s portfolio, portfolio management may be affected as covered positions may have to be reduced if it becomes necessary for the Fund to reduce the amount of segregated assets in order to meet redemptions or other obligations.
Should the Fund invest in derivatives, the Fund will, in determining compliance with any percentage limitation or requirement regarding the use or investment of fund assets, take into account the market value of the Fund’s derivative positions that are intended to reduce or create exposure to the applicable category of investments.
Principal Investment Risks
The principal risks of investing in the Fund have previously been summarized in the “Summary Section.” These risks are discussed in more detail below in order of relevance to the Fund.

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Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
Management Risk. Management risk describes the Fund’s ability to meet investment objectives based on the Advisor’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Advisor’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.
Fixed Income Securities Risk. Debt securities are subject to various risks including, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.
•Credit Risk. Refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security, other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
•Extension Risk. Refers to the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
•Interest Rate Risk. Refers to the risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point.
•Prepayment Risk. Many types of debt securities, including floating rate loans and asset-backed securities, may reflect an interest in periodic payments made by borrowers. Although debt securities and other obligations typically mature after a specified period of time, borrowers may

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pay them off sooner. When a prepayment happens, all or a portion of the obligation will be prepaid. A borrower is more likely to prepay an obligation which bears a relatively high rate of interest. This means that in times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid and the Fund will probably be unable to reinvest those proceeds in an investment with as great a yield, causing the Fund’s yield to decline. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those investments at a premium, accelerated prepayments on those investments could cause the Fund to lose a portion of its principal investment and result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation, especially with respect to certain loans and asset-backed securities. The effect of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.
High Yield Securities Risk.  Fixed income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances.  High yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high yield securities and the entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.
Short Sales Risk. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund will also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. The Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a fund that does not engage in short sales and may negatively affect the Fund’s performance.
The remaining risks are considered “principal risks” of investing in the Fund, regardless of the order in which they appear.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may

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underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

Leverage Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.
Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments. Investments in foreign securities may also involve exposure to fluctuations in foreign currency exchange rates.
Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

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Derivatives Risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund by investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty. Derivatives may create leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. A counterparty’s loss on a derivatives transaction may substantially exceed the counterparty’s initial investment.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time. The successful use of options depends in part on the ability of the Advisor to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Advisor is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur.
Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.
Master Limited Partnership Risk. The Fund’s investments in MLPs entail risks, including potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide the tax

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efficiencies that make MLPs attractive investment structures. Additional risks include but are not limited to fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity in thinly traded issues. Investments in general partnerships may be riskier than investments in limited partnerships. In addition, investors in MLP units, unlike investors in the securities of a corporation, have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments.
RIC Qualification Risk. The Fund intends to qualify for treatment as a RIC under the Code, which means that the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.
REIT and Real Estate Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.
Exchange-Traded Fund Risk. Investments in ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the ETF. The Fund must also pay its pro rata portion of an ETF’s fees and expenses. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. Shares of an ETF may expose the Fund to risks associated with leverage and may trade at a premium or discount to the NAV of the ETF’s portfolio securities depending on a variety of factors, including market supply and demand. Unlike shares of typical mutual funds, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. If an ETF held by the Fund trades at a discount to net asset value, the Fund

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could lose money even if the securities in which the ETF invest go up in value. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
PORTFOLIO HOLDINGS INFORMATION
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.ottercreekfunds.com.
MANAGEMENT OF THE FUND
Investment Advisor
The Fund is managed by Otter Creek Advisors, LLC, located at 11300 US Highway 1, Suite 500, Palm Beach Gardens, Florida 33408, a privately owned Florida corporation. Prior to February 27, 2015, the Fund was managed by an affiliate of the Advisor, Otter Creek Management, Inc. As of December 31, 2021, the Advisor had approximately $142.8 million in assets under management.
The Advisor is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Fund at 1.50%. The Advisor has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets through February 28, 2023 This waiver may not be terminated without the approval of the Trust’s Board. This waiver should not be construed to be a permanent reduction of the management fees of the Advisor. The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Fund’s Annual Report to shareholders for the fiscal period ended October 31, 2021.
The Advisor’s Portfolio Managers
The Fund is team-managed by the Portfolio Managers listed below. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

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Roger Keith Long. Mr. Long founded Otter Creek Management in 1991 and Co-founded Otter Creek Advisors in 2014. From inception until February 2017 Mr. Long was a portfolio manager for the Otter Creek Long/Short Opportunity Fund. After a few years of being an informal advisor to the Fund, in August of 2019 Mr. Long returned back to his former role as portfolio manager for Otter Creek Advisors. Mr. Long is currently President of Otter Creek Management and was the sole portfolio manager for its two hedge funds until they liquidated their assets in December of 2016. From 1973 to 1979, Mr. Long was employed as a portfolio manager at Lionel D. Edit & Co., Chicago, Illinois. In 1979, Mr. Long joined Delphi Capital Management in Chicago, where he served as a portfolio manager and investment analyst. He joined Kidder Peabody & Co.’s Chicago office in 1981 as a fixed income analyst specializing in arbitrage trading. In 1983, Mr. Long joined Morgan Stanley & Co. in New York, as a fixed income analyst and arbitrage trader. He was promoted to Vice President in 1985 and Principal in 1987. In 1991, Mr. Long left Morgan Stanley to start Otter Creek Management. Mr. Long received a B.S. degree and an M.B.A. degree, both in Finance, from Indiana University. He served in the U.S. Army from 1970 to 1971 as an artillery officer and was honorably discharged with the rank of First Lieutenant.
Tyler C. Walling. Mr. Walling is a Principal and Portfolio Manager with the Advisor. Mr. Walling joined the previous investment advisor in May 2011 and serves as an investment professional. Prior to joining the General Partner of Otter Creek Management, Mr. Walling worked at Goldman Sachs & Co., an investment banking and securities firm, in New York, New York, as a Global Investment Research Associate from August 2009 through May 2011 and as a Global Investment Research Analyst from July 2006 through July 2009. While at Goldman Sachs & Co., Mr. Walling performed in-depth fundamental research and analysis for food, beverage, and tobacco companies, auto manufacturers and auto parts suppliers. Mr. Walling received his BS in Finance from Lehigh University in 2006.
Fund Expenses
The Fund is responsible for its own operating expenses. In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, interest and dividend expense on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) in order to order to limit Net Annual Fund Operating Expenses to 1.55% of average daily net assets of the Fund for the periods shown below (the “Expense Cap”). The Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are not covered in the fees and expenses table.

Effective	Expense Cap
November 1, 2019 - February 28, 2023	1.55%
March 1, 2023 - Indefinite	1.70%

The Expense Cap will remain in effect through at least February 28, 2023 and may be terminated only by the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. Separately, the Advisor has contractually agreed to waive a portion of its management fee so that the effective rate of the advisory fee is 1.35%, instead of 1.50%, of the Fund’s average daily net assets through February 28, 2023. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. At the end of the contractual period the management fee will be returned to 1.50% and the Expense Cap to 1.70% of the Fund’s average daily net assets.

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SHAREHOLDER INFORMATION
Pricing of Fund Shares
Shares of the Fund are sold at their NAV. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.
All shareholder transaction orders received in good order (as described below under “How to Buy Shares”) by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent”), the Fund’s transfer agent, or an authorized financial intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m., Eastern Time will receive the next day’s NAV. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.
Fair Value Pricing
Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

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Description of Classes
The following table lists the key features of the Fund’s Institutional and Investor class.

	Institutional Class	Investor Class
Minimum Initial Investment	$100,000	$2,500 ($1,000 under the AIP Plan)
Subsequent Minimum Investment	None.	None.
Waiver/Reduction of Investment Minimum	None.	None.
Fees	• Redemption Fee: 1% of amount redeemed within 60 days of purchase.	• Redemption Fee: 1% of amount redeemed within 60 days of purchase. • 12b-1 fee of 0.25%.
Conversion Feature
Subject to the Advisor’s approval (or in certain cases, Trust Officers), if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption fees. To inquire about converting your Retail Class shares to Institutional Class shares, please call 1-855-681-5261.
Not Applicable.
Eligible Investors	High net worth individuals.	Includes accounts maintained through Financial Intermediaries.
How to Buy Shares
You may purchase shares of the Fund by completing an account application. Your order will not be accepted until the completed account application is received by the Transfer Agent. Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Otter Creek Long/Short Opportunity Fund.” Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. In addition, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks or any conditional order or payment. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part. The minimum investment requirements may be waived by the Advisor from time to time.

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Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
USA PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you must supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
If the Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
By Mail. Initial Investment. To purchase the Fund’s shares by mail, complete and sign the enclosed account application and mail it, along with a check made payable to the applicable Fund to:

FOR REGULAR MAIL DELIVERY Otter Creek Long/Short Opportunity Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	FOR OVERNIGHT DELIVERY Otter Creek Long/Short Opportunity Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Mail. Subsequent Investment. If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the applicable Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include the Fund name, your name, address and account number on a separate piece of paper.
By Telephone. Subsequent Investment. If you have accepted telephone options on the account application and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Fund toll free at 1-855-681-5261. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for

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telephone transactions. If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated. For security reasons, requests by telephone may be recorded.
By Wire. Initial Investment. If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, an account will be established for you and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at the number above.
Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at 1-855-681-5261 to advise of your wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.
By Wire. Subsequent Investment. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the Transfer Agent at 1-855-681-5261 to advise them of your intent to wire funds. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.
Your bank should transmit immediately available funds by wire in your name to:
U.S. Bank National Association
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:    Otter Creek Long/Short Opportunity Fund
Shareholder Registration
Shareholder Account Number
Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing. The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Fund at 1-855-681-5261.
Purchases Placed with Financial Intermediaries. You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus. Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum. Please consult your Financial Intermediary for their account policies. Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with

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the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
By Payment In-Kind. In addition to cash purchases, the Fund may, at its discretion, accept the purchase of Fund shares with a payment “in-kind” in the form of shares of stock, bonds or other securities. Generally, any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor. If you purchase Fund shares in this manner, you will realize a gain or loss for federal income tax purposes on each security tendered.
Automatic Investment Plan. (Investor Class Shareholders) For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under this AIP, after your initial minimum investment of $1,000, you authorize the Fund to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $50. If you wish to enroll in the AIP, complete the appropriate section on the account application. Your signed account application must be received at least 7 business days prior to the initial transaction. A fee ($25) will be imposed if your AIP transaction is returned for any reason. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying Fund Services sufficiently in advance of the next withdrawal. Please contact your financial institution to determine if it is an ACH member. Your financial institution must be an ACH member in order for you to participate in the AIP.
The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call 1-855-681-5261 for additional information regarding the Fund’s AIP.
Retirement Plans. The Fund offers IRA plans. You may obtain information about opening an IRA by calling 1-855-681-5261. If you wish to open another type of retirement plan, please contact your Financial Intermediary.
How to Sell Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary. You may redeem part or all of your shares at the next determined NAV after the Fund or the Transfer Agent or Financial Intermediary receive your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.
By Mail. You may redeem your shares by simply sending in a written request to the transfer agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s). No redemption request will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account

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registration. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Transfer Agent at 1-855-681-5261 for further information concerning documentation required for redemption of the Fund’s shares.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax. Shares held in an IRA account or other retirement plan may be redeemed by telephone at 1-855-681-5261. Investors will be asked whether or not to withhold taxes from any distribution.
You should send your redemption request to:

FOR REGULAR MAIL DELIVERY Otter Creek Long/Short Opportunity Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	FOR OVERNIGHT DELIVERY Otter Creek Long/Short Opportunity Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Telephone and by Wire. If you accepted telephone options on the account application, you may redeem the Fund’s shares by telephone. To establish this option after your account is already open, call the Transfer Agent at 1-855-681-5261 for instructions.
You may redeem up to $50,000 in shares by calling the Fund at 1-855-681-5261 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. Redemption proceeds will be sent via check on the next business day to the address of record on your account. Per your request, redemption proceeds may be wired or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account. There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades. There is no charge for proceeds sent via ACH network; however, most ACH transfers require two to three days for the bank account to receive credit. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. During periods of high market activity, you may encounter higher than usual

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wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. You may make your redemption request in writing.
Through a Financial Intermediary. You may redeem the Fund’s shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services.
Systematic Withdrawal Program. As another convenience, you may redeem the Fund’s shares through the Systematic Withdrawal Program (“SWP”). Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. If you elect this method of redemption, your Fund account must have a value of at least $5,000 and the minimum amount that may be withdrawn each month or quarter is $100. If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network. For payment through the ACH network, your bank must be a member and your bank account information must be maintained on your Fund account. This SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. You may terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.
A withdrawal under the SWP involves a redemption of the Fund’s shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s account application. Please call 1-855-681-5261 for additional information regarding the Fund’s SWP.
ACCOUNT AND TRANSACTION POLICIES
Timing of Receiving Redemption Proceeds. The Fund typically sends redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Fund will typically borrow money through its line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

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Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Furthermore, there are certain times when you may be unable to sell the Fund’s shares or receive proceeds. Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.
Redemption requests will be sent to the address of record. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.
Redemption In-Kind. The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except during unusual market conditions or if the redemption amount is large enough to affect the Fund’s operations (e.g., if it represents more than 1% of the Fund’s assets). If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
Redemption Fees. The Fund is intended for long-term investors. Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, the Fund will assess a redemption fee of 1.00% on the redemption of Fund shares held for 60 days or less for all Institutional and Investor Class shares. The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.
This fee does not apply to:
1.shares purchased through reinvested dividends or capital gains;
2.Fund redemptions under the Fund’s SWP;
3.the redemption of shares previously purchased under an AIP;
4.the involuntary redemption of low balance accounts;
5.sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors, certain wrap accounts and certain retirement plans;
6.minimum required distributions from retirement accounts;
7.premature distributions from retirement accounts due to the disability or health of the shareholder;
8.redemptions resulting in the settlement of an estate due to the death of the shareholder;
9.conversion of shares from one share class to another in the same Fund;
10.taking out a distribution or loan from a defined contribution plan;

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11.to effect, through a redemption and subsequent purchase, an account registration change within the same Fund; or
12.redemptions in connection with charitable investment pool accounts.
The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ written notice to shareholders.
Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than the number of days noted above, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts. While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.
Low Balance Accounts. The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000.
Signature Guarantees. The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.
A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•For all redemption requests in excess of $50,000;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•When requesting a change in ownership of your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record.
In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. The Fund reserves the right to waive any signature requirement at their discretion.

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Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-681-5261 to request individual copies of documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
Unclaimed Property/Lost Shareholder. It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll free at (855) 681-5261 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted a policy regarding excessive trading. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.
In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Advisor to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.
DIVIDENDS AND DISTRIBUTIONS
Net investment income generally consists of interest income and dividends received on investments, less expenses. Dividends from net investment income are generally made at least annually. Capital gain distributions from net profits from the sale of securities are generally made at least annually.
The Fund typically distributes any undistributed net investment income, if any, in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during the year. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.
All distributions will be reinvested in the Fund’s shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest dividends in additional fund shares, while receiving capital gain distributions in cash. Reinvestment of distributions does not avoid or defer taxable income to you. If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserve the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions. If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date for the distribution.
TAX CONSEQUENCES
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI. The Fund intends to operate in a manner such that it generally will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.
The Fund intends to make distributions of ordinary income and capital gains. In general, the Fund’s distributions are taxable to you, either as ordinary income or capital gain (unless your investment is through a qualified retirement plan). Dividends are taxable to you as ordinary income or, in certain cases, for non-corporate shareholders, as qualified dividend income, which is taxed for federal purposes at long-

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term capital gain rates. The Fund’s distributions of short-term capital gains also are taxable to you as ordinary income. The Fund’s distributions of its long-term capital gains are taxable to you for federal tax purposes as long-term capital gains. The rate you pay on capital gains will depend on how long the Fund held the securities that generated the gains, not how long you owned your Fund shares. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
Distributions and dividends declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.
Distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return of your investment.
Sale of your Fund shares is a taxable event for you. Depending on the purchase and sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.
By law, the Fund must withhold as backup withholding a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.
Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for joint filers generally are subject to a Medicare tax of 3.8% on their net investment income, which includes dividends and capital gains from the Fund.
Additional information concerning the taxation of the Fund and its shareholders is contained in the Fund’s Statement of Additional Information. Your individual tax situation may be unique; therefore, you should consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.
RULE 12b-1 AND OTHER SERVICE FEES
The Fund’s Investor Class shares have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act. Under the Plan, the Fund is authorized to pay the distributor a fee for the sale and distribution of the Fund’s shares and services it provides to shareholders. The maximum amount of the fee authorized is 0.25% of the Fund’s Investor Class shares’ average daily net assets annually. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.
In addition to paying fees under the Plan, the Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
The Advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders. The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

INDEX DESCRIPTIONS
The Standard and Poor’s 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that is widely regarded as the standard for measuring U.S. investment grade bond market performance. The 60/40 blend is composed of 60% S&P 500 and 40% BC Agg and assumes monthly rebalancing.
The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

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FINANCIAL HIGHLIGHTS
The following tables illustrate the financial performance for the Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders.

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Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
Investor Class

	Year Ended October 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.50		$12.38		$11.43		$11.55		$12.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.14		0.16		(0.02)		(0.02)		(0.17)
Net realized and unrealized gain (loss)
on investments	1.64		(0.04)		1.04		(0.10)		(0.52)
Total from investment operations	1.78		0.12		1.02		(0.12)		(0.69)
LESS DISTRIBUTIONS:
From net investment income	(0.23)		—		—		—		—
From net realized gain	—		—		(0.07)		—		—
Total distributions	(0.23)		—		(0.07)		—		—
Paid-in capital from redemption	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, end of year	$14.05		$12.50		$12.38		$11.43		$11.55
Total return	14.48%		0.97%		8.86%		(0.95)%		(5.71)%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$7.3		$6.1		$6.9		$7.7		$25.5
Portfolio turnover rate	101%		136%		59%		163%		134%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived(3)	2.35%		2.33%		2.69%		2.62%		2.58%
After fees waived(3)	2.06%		2.03%		2.57%		2.53%		2.55%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived(4)	0.70%		1.00%		(0.32)%		(0.30)%		(1.48)%
After fees waived(4)	0.99%		1.30%		(0.20)%		(0.21)%		(1.45)%
(1)Calculated using the average shares outstanding method.
(2)Does not round to $0.01 or $(0.01), as applicable.
(3)The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
2.09% before fees waived and 1.80% after fees waived for the year ended October 31, 2021
2.10% before fees waived and 1.80% after fees waived for the year ended October 31, 2020
2.07% before fees waived and 1.95% after fees waived for the year ended October 31, 2019
2.04% before fees waived and 1.95% after fees waived for the year ended October 31, 2018
1.98% before fees waived and 1.95% after fees waived for the year ended October 31, 2017
(4)The net investment income (loss) ratios include dividends and interest on securities sold short.

32

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
Institutional Class

	Year Ended October 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.70		$12.55		$11.56		$11.65		$12.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.17		0.19		0.01		0.03		(0.14)
Net realized and unrealized gain (loss)
on investments	1.67		(0.04)		1.05		(0.12)		(0.53)
Total from investment operations	1.84		0.15		1.06		(0.09)		(0.67)
LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.00)	(2)	—		—		—
From net realized gain	—		—		(0.07)		—		—
Total distributions	(0.27)		(0.00)	(2)	(0.07)		—		—
Paid-in capital from redemption	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, end of year	$14.27		$12.70		$12.55		$11.56		$11.65
Total return	14.83%		1.21%		9.10%		(0.69)%		(5.44)%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$137.5		$116.7		$118.3		$151.0		$248.7
Portfolio turnover rate	101%		136%		59%		163%		134%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived(3)	2.10%		2.07%		2.44%		2.39%		2.32%
After fees waived(3)	1.81%		1.77%		2.32%		2.30%		2.29%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived(4)	0.96%		1.30%		(0.06)%		0.16%		(1.19)%
After fees waived(4)	1.25%		1.60%		0.06%		0.25%		(1.16)%
(1)Calculated using the average shares outstanding method.
(2)Does not round to $0.01 or $(0.01), as applicable.
(3)The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
1.84% before fees waived and 1.55% after fees waived for the year ended October 31, 2021
1.85% before fees waived and 1.55% after fees waived for the year ended October 31, 2020
1.82% before fees waived and 1.70% after fees waived for the year ended October 31, 2019
1.79% before fees waived and 1.70% after fees waived for the year ended October 31, 2018
1.73% before fees waived and 1.70% after fees waived for the year ended October 31, 2017
(4)The net investment income (loss) ratios include dividends and interest on securities sold short.

33

PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

34

Otter Creek Long/Short Opportunity Fund
You can find more information about the Fund in the following documents:
Statement of Additional Information (“SAI”)
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference. It is legally considered a part of this Prospectus.
Annual and Semi‑Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi‑annual reports to shareholders. The Fund’s annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.
You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:
Otter Creek Long/Short Opportunity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201‑0701
1-855-681-5261
www.ottercreekfunds.com
Shareholder reports and other information about the Fund is also available:
•Free of charge from the Fund’s website at www.ottercreekfunds.com.
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•For a fee, by email request to publicinfo@sec.gov.

OK-PRO

(The Trust’s SEC Investment Company Act file number is 811‑05037.)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2022
OTTER CREEK LONG/SHORT OPPORTUNITY FUND
Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX
11300 US Highway 1, Suite 500
Palm Beach Gardens, Florida 33408
1-855-681-5261
This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the related Prospectus (dated February 28, 2022) of the Otter Creek Long/Short Opportunity Fund, (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”). Otter Creek Advisors, LLC (the “Advisor”) is the advisor to the Fund. A copy of the Prospectus is available on the Advisor’s website at www.ottercreekfunds.com or by calling the number listed above.
The Fund’s most recent annual report to shareholders is available, without charge, upon request by calling the number listed above. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the annual report are incorporated into this SAI by reference to the Fund’s annual report as filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2021. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling Shareholder Services at 1-855-681-5261.

THE TRUST
The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund themselves are unable to meet their obligations.
The Fund commenced operations on December 30, 2013. The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
The Fund is a series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust. The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
The Fund is managed by Otter Creek Advisors, LLC, a privately owned Florida corporation that became an SEC registered investment adviser in 2014. Prior to February 27, 2015, the Fund was managed by an affiliate of the Advisor, Otter Creek Management, Inc., a privately owned Delaware corporation that became an SEC registered investment adviser in 2003.

INVESTMENT POLICIES AND RISKS
The following information supplements the discussion of the Fund’s investment objective and principal investment strategies as set forth in the Prospectus. There can be no assurance the Fund will achieve its investment objective. The Fund may invest in the following types of investments as indicated, each of which is subject to certain risks, as discussed below.
The Fund is diversified. This means that for 75% of its total assets, the Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the outstanding voting shares of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.
Market and Regulatory Risk
    Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Special Risks Related to Cyber Security
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.
Equity Securities
The Fund may invest in equity securities consistent with its investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
To the extent the Fund invests in the equity securities of small- and medium-sized companies, they will be exposed to the risks of small- and medium-sized companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Common Stock
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Initial Public Offerings

Securities issued in initial public offerings (“IPOs”) are often issued by unseasoned companies that have the risks of smaller capitalization companies. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the Fund may hold securities purchased in an IPO for a very short period of time. As a result, the Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of investors to which IPO securities are allocated increases, the number of securities issued to any one investor may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. There can be no assurance that investments in IPOs will improve the Fund’s performance.
Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Rights and Warrants
The Fund may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.
Convertible Securities
The Fund may invest in convertible securities. Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
Foreign Securities
The Fund may invest in U.S. dollar denominated foreign securities American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and foreign equity securities. In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized. The weight given to each of these factors will vary depending upon the circumstances. Investments in foreign securities may involve a greater degree of risk than those in domestic securities.
American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.
In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.
Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. To the extent that, as anticipated, such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders. It is not anticipated that the Fund will be eligible to pass through to shareholders a federal tax credit or federal tax deduction related to any foreign taxes borne by the Fund.
To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.
Brexit
Uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In January 2020, the United Kingdom (“UK”) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on May 1, 2021. The UK and the EU also negotiated a Memorandum of Understanding, which creates a framework for voluntary regulatory cooperation in financial services between the UK and the EU. There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This long-term uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain European countries. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. These events and the resulting market volatility may have an adverse effect on the performance of a Fund.
Other Investment Companies

The Fund may invest in shares of other registered investment companies, including money market mutual funds, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).
The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 will permit more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds
The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”). Investors in the Fund should be aware that index-based ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETFs’ issuers.

Money Market Mutual Funds
The Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes. Money market mutual funds are regulated investment companies under the 1940 Act and the Fund will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies. Please note that in addition to the advisory and operational fees the Fund pays in connection with its own operations, to the extent the Fund invests in money market funds, the Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.
Illiquid Investments and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date the Fund purchases an illiquid investment. It is possible that the Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.
The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.
Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Short Sales
The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.
The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 100% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 75% of the net assets of the Fund.
Fixed Income Securities
General
The Fund may invest a portion of its assets in fixed income securities. Examples of such securities are described below.
Government Agency Securities
Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress. Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency. Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.
Government-Sponsored Enterprises
Government-sponsored enterprises are characterized as being privately owned and publicly chartered. These enterprises were created by the U.S. government to help certain important sectors of the economy reduce their borrowing costs. The U.S. government does not directly back government sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities. On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. government with respect to Fannie Mae or Freddie Mac will succeed. Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.
Risks Associated with Investing in U.S. Government Securities
The U.S. government is considered to be the best credit-rated issuer in the debt markets. Since Treasury securities are direct obligations of the U.S. government, there is minimal credit risk. While most other government-sponsored securities are not direct obligations of the U.S. government (although some are guaranteed by the U.S. government), they also offer little credit risk.
However, another type of risk that may affect the Fund is market and/or interest rate risk. For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of any U.S. government security held by the Fund, while a decline in interest rates would generally increase the market value of such investment.
Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.
Mortgage-Backed Securities
The Fund may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).
Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Advisor purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to the Fund. In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue Mortgage-Backed Securities and among the securities that they issue. Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. This guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S.  government Corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government sponsored organization. Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Mac PCs”). Freddie Macs are solely the obligations of Freddie Mac and are not backed by or entitled to the full faith and credit of the United States.
In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.
The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.
Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.
The Fund may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).
Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions in the recent past. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Fund. Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.
These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. These economic conditions may reduce the cash flow that the Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Fund may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Fund may experience further declines after they are purchased by the Fund. The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures. Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities. Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities. The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by the Fund, and could adversely affect the yields on the mortgage-related securities owned by the Fund and could have the effect of reducing returns to the Fund that has invested in mortgage‑related securities collateralized by these residential mortgage loans.
Structured Securities
Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets. For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund. The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.
Variable or Floating Rate Securities
Variable or floating rate securities provide for periodic adjustments of the interest rate paid. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
Indexed Securities
The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
Stripped Securities
The Fund may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).
STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.

Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion. REFCORP Strips are eligible investments for the Fund.
Zero Coupon Bonds
The Fund may purchase zero coupon bonds. Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires the Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.
Lower-Rated Debt Securities
The Fund may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by NRSRO) and non-rated securities judged by the Advisor to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.
Since the risk of default is higher for lower-rated debt securities, the Advisor’s research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Advisor will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future. The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.
Loans and Other Debt Instruments
Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.
Real Estate-Related Investments
Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
Repurchase Agreements
The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.
Reverse Repurchase Agreements
The Fund reserves the right to borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price. The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. When the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid, high-grade debt securities. Reverse repurchase agreements are not considered to be borrowings for the purpose of the Fund’s limitation on borrowing when assets have been appropriately segregated as described in the prior two sentences.

The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case. Conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.
Borrowing
Currently, the 1940 Act permits a Fund to borrow money from banks in amounts of up to one-third of the Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.
The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.
Issuance of Senior Securities
Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions. With respect to the Fund’s fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits the Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above. The Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by the Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of the Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by the Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that the Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts. The Fund’s policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
Options, Futures and Other Strategies
General
The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.
The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission. In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Distributions and Tax Information.”
In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisor may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Advisor may utilize these opportunities to the extent that they are consistent with the Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:
(1)Successful use of most Financial Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Advisor may still not result in a successful transaction. The Advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.
(2)Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.
(3)As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.
The Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.
Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or held in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(4)Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.
Options on Securities and Securities Indices
The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. The Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle the Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.
The Fund may purchase and sell options traded on U.S. and foreign exchanges based on the market value of the options. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.
The Fund may also write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.
Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.
In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.
The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.
Exclusion from Definition of Commodity Pool Operator
Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Advisor has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Advisor are therefore not subject to registration or regulation as a pool operator under the CEA. In order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).
Short-Term Investments
The Fund may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million

(including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes
The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy:
As a matter of fundamental policy, the Fund may not:
1.With respect to 75% of its total assets, purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
2.Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;
3.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
4.Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or groups of industries (other than U.S. government securities);
5.Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
6.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or
7.Make loans (except purchases of debt securities consistent with the investment policies of the Fund). For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.
Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.

PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions.”
The Fund had the following portfolio turnover rate for the fiscal years ended October 31:

Portfolio Turnover	2020	2021
Otter Creek Long/Short Opportunity Fund	136%	101%

PORTFOLIO HOLDINGS INFORMATION
The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund. The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”). The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund, its Advisor or its distributor. After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.
Disclosure of the Fund’s complete holdings is required to be made after the periods covered by the Fund’s Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund discloses its complete fiscal quarter-end portfolio holdings on their website at www.ottercreekfunds.com within 60 days after the fiscal quarter-end. The fiscal quarter-end portfolio holdings for the Fund will remain posted on the website until updated by required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website. In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.
In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.
In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.
On a monthly basis by the seventh business day, the Advisor will disclose at a minimum the top ten holdings as a percentage of net assets along with any potential changes to the holdings which they may choose to highlight as part of their factsheet commentary about the portfolio. Other portfolio information may be highlighted as part of their quarterly investor webcasts which will be posted to the website after the call. From time to time, the Advisor may also make additional disclosure of the Fund’s portfolio holdings on the Fund’s website. Shareholders can access the Fund’s website at www.ottercreekfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of their portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS
The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since November 2018.	Retired; Chair of the Governing Council, Independent Directors Council (since 2020); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) ; formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	1	Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (20 series).

Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since September 2011. Indefinite Term; Since August 2019.	Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013).	1	Independent Director, Muzinich BDC, Inc. (2019 to present); Interested Trustee, Tidal ETF Trust (2018 to Present) (22 series); Former Interested Trustee, Direxion Funds (22 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Director, Muzinich BDC, Inc. ( 2019 to present); Independent Trustee, AMG Funds (1993 to present) (42 series); Advisory Board Member, Sustainable Growth Advisers, LP.
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since June 2020	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC(global investment management firm) (2006 to 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (financial advisor); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (financial adviser).	1	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present).Independent Trustee, PNC Funds (2018 to 2019) (32 series); Interested Trustee, RidgeWorth Funds (2014 to 2017) (35 series);

Cynthia M. Fornelli (born 1960) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term: Since January 2022	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired: formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	1	Independent Director, TriplePoint Private Venture Credit, Inc. (2020-present)
Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term: Since September 2021.	Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services since December 2003.	Not Applicable.	Not Applicable.
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term: Since February 2021.	Assistant Vice President, U.S. Bank Global Fund Services since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Treasurer & Vice President	Indefinite Term: Since December 2021.	Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.

Melissa Breitzman (born 1983) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term: Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services LLC since June 2005.	Not Applicable.	Not Applicable.
Stephen A. Ziegele (born 1991) c/o U.S.Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since February 2022	Assistant Vice President, U.S. Bank Global Fund Services since July 2013.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Vice President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services since August 2004.	Not Applicable.	Not Applicable.
(1)All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
(3)The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.

Additional Information Concerning the Board of Trustees
The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Nominating and Governance Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is entirely comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised of all of the Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to ETFs, mutual funds and alternative investment products. Mr. Falkeis currently serves as Chief Executive Officer of Tidal ETF Services LLC (2018 to present), and he has experience consulting with investment advisers regarding the legal structure of investment companies, distribution channel analysis, marketing and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the SEC. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of Ridgeworth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has three standing committees: the Nominating and Governance Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).
The Nominating and Governance Committee, comprised of all of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee has appointed Independent Trustee Kathleen Barr as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Nominating and Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating and Governance Committee met one time during the Fund’s last fiscal year.
The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee met one time with respect to the Fund during the Fund’s last fiscal year.
The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Fund’s last fiscal year.
Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff and certain officers of the Trust and is overseen by the Trustees. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee met four times with respect to the Fund during the Fund’s last fiscal year.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2021.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Kathleen T. Barr	None	Over $100,000
Wallace L. Cook(1)	None	Over $100,000
Eric W. Falkeis	None	Over $100,000
Carl A. Froebel(1)	None	None
Steven J. Paggioli	None	Over $100,000
Ashi S. Parikh	None	$50,001 - $100,000
Cynthia M. Fornelli(2)	None	None
(1)Mr. Cook and Mr. Froebel retired as of December 31, 2021.
(2)Prior to her appointment, Ms. Fornelli served as a consultant to the Trust.

As of December 31, 2021, neither the then Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Funds, the Advisor, the Fund’s principal underwriter, or any of their affiliates. Accordingly, as of that date, neither the then Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation
Effective February 16, 2022, Independent Trustees were due to receive an annual retainer of $142,000 allocated among each of the various portfolios comprising the Trust, an additional $8,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board Meetings. The Chairperson of the Board receives an additional annual retainer of $21,000 also allocated among each of the various portfolios comprising the Trust. All Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each board meeting attended. These reimbursements are allocated among the applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The table below sets forth the rate of compensation received by the following Independent Trustees from the Fund for the fiscal year ending October 31, 2021.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Independent Trustee	$2,997	None	None	$142,000
Wallace L. Cook,(2) Independent Trustee	$2,997	None	None	$142,000
Eric W. Falkeis, Independent Trustee	$3,781	None	None	$163,000

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Carl A. Froebel,(2) Independent Trustee	$2,997	None	None	$142,000
Steve J. Paggioli, Independent Trustee	$2,997	None	None	$142,000
Ashi S. Parikh	$2,997	None	None	$142,000
Cynthia M. Fornelli(3)	$2,259	None	None	$106,500
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. For the fiscal period ending October 31, 2021, aggregate Trustees’ fees of $979,500 were incurred by the Trust.
(2)Mr. Cook and Mr. Froebel retired as of December 31, 2021.
(3)Prior to her appointment, Ms. Fornelli was paid as a consultant to the Trust between January 1, 2021 through December 31, 2021.

Codes of Ethics
The Trust and the Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.

PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and their shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has adopted Proxy Policies that underscore the Advisor’s concern that all proxies voting decisions be made in the best interest of the Fund’s shareholders. The Advisor considers each proxy proposal individually and makes decisions on a case-by-case basis. At all times, however, the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund. The Advisor believes that market conditions and other economic considerations will influence how decisions are made on proxy proposals. Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Advisor will abstain from voting the proxy.
The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-855-681-5261 and on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. As of January 31, 2022, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Trustees, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates. Accordingly, neither the Trustees, nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of their affiliates. As of February 2, 2022, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Holders of Otter Creek Long-Short Opportunity Fund – Institutional Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	39.53%	Record
Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170	32.86%	Record
National Financial Services, LLC 499 Washington Blvd. Jersey City, NJ 07310-2010	21.82%	Record

Principal Holders of Otter Creek Long-Short Opportunity Fund – Investor Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	72.47%	Record
National Financial Services, LLC 499 Washington Blvd. Jersey City, NJ 07310-2010	6.43%	Record

Control Persons Over 25%

Name and Address	% Ownership	Type of Ownership	Jurisdiction
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	41.21%	Record	California
Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170	31.27%	Record	Pennsylvania
THE FUND’S INVESTMENT ADVISOR
Otter Creek Advisors, LLC acts as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund. The Advisor is located at 11300 US Highway 1, Suite 500, Palm Beach Gardens, Florida 33408. Tyler C. Walling and R. Keith Long are each control persons of the Advisor. Prior to June 30, 2021, R. Keith Long was the sole control person of the Advisor. Prior to February 27, 2015, the Fund was managed by an affiliate of the Advisor, Otter Creek Management, Inc., which was founded by Mr. Long in 1991.
The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the

Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
R. Keith Long, Member and Manager of the Advisor, decreased his ownership interest in the Advisor, on June 28, 2021, by transferring some of his shares to an existing employee of the firm, Tyler C. Walling. Since Mr. Long divested a portion of his shares to Mr. Walling, this increased Mr. Walling’s equity ownership in the Advisor to approximately 25.625%. The sale of Mr. Long’s shares took place at the discretion of management of Otter Creek (the “Plan”). Pursuant to the Plan, however, once Mr. Walling’s ownership of Otter Creek increased above 25%, this may be considered to constitute a technical change of control at Otter Creek. The purpose of the transaction was to broaden employee ownership of the Advisor.

Under the 1940 Act, certain changes in the equity ownership of an investment advisor may result in a technical change of control of that advisor. When a technical change of control occurs, any investment advisory agreements that an advisor has with respect to mutual funds automatically terminate.

At a meeting of the Board held on April 7, 2020, the Board, including a majority of the Independent Trustees voted unanimously to approve the proposed new Investment Advisory Agreement (the New Investment Advisory Agreement) between Otter Creek and the Trust, on behalf of the Fund, retaining Otter Creek as investment advisor for the Fund upon completion of the change in control. Shareholders of the Fund as of April 20, 2020 approved the New Investment Advisory Agreement at a shareholder meeting held on June 17, 2020. The terms of the New Investment Advisory Agreement, which is now in effect, are substantially identical to the terms of the prior investment advisory agreement between Otter Creek and the Trust, on behalf of the Fund.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly. The advisor contractually agreed to waive a portion of its management fee so that the effective rate of the advisory fee is 1.35%, instead of 1.50%, of the Fund’s average daily net assets through February 28, 2023. The Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month‑to‑month basis. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement.

Fiscal Year Ended	Fees Accrued	Fees Waived	Net Fees Paid to Advisor
October 31, 2021	$2,057,151	$(396,828)	$1,660,323
October 31, 2020	$1,805,078	$(363,612)	$1,441,466
October 31, 2019	$2,077,365	$(158,143)	$1,919,222
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest, taxes, interest and dividend expense on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expense) in order to the limit Net Annual Fund Operating Expenses for shares of the Fund to 1.55% and 1.80% for the Institutional Class shares and Investor Class shares, respectively (the “Expense Cap”). The Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are not covered under the operating expenses limitation agreement. The current Expense Cap is in place indefinitely, but at a minimum will remain in effect through February 28, 2023. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
PORTFOLIO MANAGERS
Messrs.  Roger Keith Long and Tyler C. Walling (collectively the “Portfolio Managers”), serve as the Portfolio Managers for the Fund, each of whom are jointly and primarily responsible for the day-to-day management of the Fund.
The following provides information regarding other accounts managed by Mr. Long as of October 31, 2021:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	None	N/A
Other Pooled Investment Vehicles	0	0	None	N/A
Other Accounts	0	0	None	N/A
The following provides information regarding other accounts managed by Mr. Walling as of October 31, 2021:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	None	N/A
Other Pooled Investment Vehicles	0	0	None	N/A
Other Accounts	11	$2.8 million	None	N/A
Portfolio managers receive a base salary and a discretionary bonus. Their salary is not based on the Fund’s performance. However, there is the potential for the portfolio managers to receive a bonus based on increases in assets as part of their compensation. The portfolio managers may also indirectly receive compensation for any other accounts that are managed by the Advisor as they participate in the success of the Firm. The portfolio managers also have an ownership interest in the Adviser, which provides them with profit sharing incentive. The portfolio managers do not receive deferred compensation but do participate in a 401(k) retirement plan.
Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.
Portfolio Managers’ Ownership Interest in the Fund
The following indicates the beneficial ownership of each portfolio manager in the Otter Creek Long/Short Opportunity Fund as of October 31, 2021:

Portfolio Manager	Dollar Range of Shares Owned
Keith Long	Over $1,000,000
Tyler C. Walling	$100,001-$500,000
Managing Conflicts of Interest
Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio managers of the Fund may be presented with potential conflicts of interest in the allocation of investment opportunities, the allocation of their time and investment ideas and the allocation of aggregated orders among the Fund’s accounts and other accounts managed by the portfolio managers, including among any affiliated client accounts, any accounts in which the portfolio managers may have personal investments.
It is anticipated that in addition to acting as the Advisor to the Fund, the Advisor will serve as the investment adviser for individual, corporate and retirement accounts for U.S. and non-U.S. clients. The portfolio managers of the Advisor expect to make and retain significant personal investments in the Fund that will help to align the interests of the Fund and the portfolio managers. Further, the Advisor will adopt policies and procedures governing all of its personnel that will be reasonably designed to ensure that all clients are treated equitably and that the Fund is not disadvantaged by other activities of the Advisor. The Advisor has adopted a Code of Ethics governing its principals and employees that are designed to detect and equitably manage conflicts of interest when personnel of the Advisor own, buy, or sell securities that may be owned by, or bought or sold for, other clients of the Advisor, including the Fund.
The portfolio managers manage two sub-advised accounts, so there is a potential conflict of interest as the two sub-advised accounts are performance fee paying. In order to mitigate this conflict, trade orders are bunched to the greatest extent possible in order for all accounts to receive the same execution price. If the trades cannot be bunched, as is the case for short securities, the trades are posted separately for each relationship (CFDs versus shorts). At the end of the day, all trades are allocated parri-passu based off of adjusted net assets in order to have the same net exposure across all of the accounts unless they were pre-allocated prior to execution.
SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Fund. Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.
Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund, a fee based on the Fund’s current average daily net assets. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, Fund Services provides Chief Compliance Officer services to the Trust under a separate agreement. The cost for the Chief Compliance Officer services is charged to the Fund and approved by the Board annually.
The table below shows the amount of administration fees paid by the Fund to Fund Services for the fiscal years shown.

Fiscal Year Ended	Administration Fee Paid
October 31, 2021	$87,686
October 31, 2020	$75,246
October 31, 2019	$74,696
Custodian
U.S. Bank National Association, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. Fund Services and the Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.
Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Fund.
Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by Financial Industry Regulatory Authority (“FINRA”) and the SEC.
While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.
The following table describes the brokerage transactions directed to brokers during the fiscal year ended October 31, 2021, due to research services provided to the Advisor.

Amount of Transactions	Brokerage Commissions
$360,917,327	$303,940
The table below shows the amount of aggregate brokerage commissions paid by the Fund with respect to transactions for the fiscal years ended October 31:

	2019	2020	2021
Aggregate Brokerage Commissions Paid by the Fund	$533,616	$428,030	$405,524

During the fiscal year ended October 31, 2021, the Fund owned the following securities of its regular broker dealers.

Broker/Dealer	Amount
Goldman Sachs	$1,965,000
CAPITAL STOCK
Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.
DETERMINATION OF SHARE PRICE
The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund does not expect to determine the NAV of shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.
Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.
To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.
In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded on U.S. National securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities. Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and ask price. Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV. If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund Shares.
Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.
Securities primarily traded on U.S. national or foreign securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.
All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.
How to Buy Shares
In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.
The public offering price of the Fund’s shares is the NAV. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern time.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund. The Trust has granted limited authority to the Advisor to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.
In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.
Automatic Investment Plan
As discussed in the Prospectus, the Fund provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation. Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary. The Fund typically sends redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Fund will typically borrow money through its line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.
The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem the Fund’s shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the transfer agent fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the transfer agent.
Redemptions In-Kind
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares in cash up to the lesser of $250,000 or 1% of its net asset value during any

90-day period for any shareholder of the Fund. The Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
Net investment income generally consists of interest income and dividends received on investments, less expenses. Dividends from net investment income generally are made at least annually. Capital gain distributions from net profits from the sale of securities are generally made at least annually. The Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year also will be distributed by December 31 of each year.
Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.
Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets, and the timing and amount of its distributions. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income (before the deduction for dividends paid) and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level. To avoid a nondeductible 4% excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.
In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. The Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income before the dividends paid deduction (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any. There can be no assurance that the Fund’s distributions will be sufficient to eliminate all taxes at the Fund level in all years.
Distributions of net investment income and net short-term capital gains generally are taxable to shareholders as ordinary income. A Fund may make taxable distributions to shareholders even during periods in which the share price has declined. For individual shareholders, a portion of the distributions may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported as qualified dividend income or as eligible for the dividends received deduction cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, some but not all of the Fund’s distributions may be eligible for treatment as qualified dividend income for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year, and therefore cannot be predicted with any certainty. The deduction, if any, may be reduced or eliminated if the Fund’s shares held by an individual investor are held for less than 61 days, or if the Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.
Federal taxes on the Fund’s distribution of long-term capital gains are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the Fund shares. There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy. Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund meets certain holding period and reporting requirements. There is currently no mechanism for the Fund, to the extent that the Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.
Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain “wash sale” rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
As of fiscal year end October 31, 2021, the Fund did not have late year losses or capital loss carry-forwards available for federal income tax purposes. During the year ended October 31, 2021, the fund utilized $1,377,925 of short-term capital loss carry-forwards.
Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of the Fund’s shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Fund’s shares may be subject to withholding of federal income tax at the rate of 24% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the IRS notifies the Fund that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Non-corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status, as applicable, in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%. The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.
Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person. Each shareholder that is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at the rate of 30% (or a lower rate reduced by treaty).
The Foreign Account Tax Compliance Act (“FATCA”)
A 30% withholding tax on the Fund’s ordinary income distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. Subject to the rules above and the applicability of any intergovernmental agreements on FATCA, if applicable, withholding under FATCA is required generally with respect to ordinary income distributions from your Fund. If withholding is required under FATCA on a payment, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
The foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. The Fund does not plan to seek a ruling from the IRS or an opinion of counsel with respect to any tax matters. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstance.
The advice herein was prepared for the Fund. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.
THE FUND’S DISTRIBUTOR
Quasar Distributors, LLC, 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Distribution Plan
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund’s Investor Class shares pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the Investor Class shares. Amounts paid under the Plan, by the Fund, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Investor Class Shares for the costs of the services provided and the expenses borne in the distribution of the Fund’s Shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor, in its capacity as the Fund’s principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.
For the fiscal year ended October 31, 2021, the Fund incurred $16,919 in 12b-1 fees. The allocation of those fees is shown in the table below.
12b-1 Payments

Advertising and Marketing	Printing and Mailing	Payment to Distributor	Compensation to Broker- Dealers	Compensation to Sales Personnel	Other Expenses	Interest Carrying or Other Financing Charges
$0	$0	$0	$16,919	$0	$0	$0

Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to its Transfer Agent, the Board has authorized the Fund to pay service fees, at the annual rate of up to 0.10% of applicable average net assets or $22 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.  Any sub-accounting fees paid by the Fund are included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.
For the fiscal year ended October 31, 2021, the Fund paid the following amounts for sub-accounting services:

Sub-Accounting Services Fees	$130,214

MARKETING AND SUPPORT PAYMENTS
The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events. The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
During the Funds’ fiscal year, the following financial intermediaries were paid out of the Advisor’s revenues:

Firm
National Financial Services, LLC
Charles Schwab
TD Ameritrade Clearing
Vanguard
Pershing

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.
As of the date of this SAI, the Advisor has an agreement with a registered broker-dealer to pay such Support Payments. The Advisor has an agreement with a third-party firm that is a registered broker-dealer to provide marketing support. Future Support Payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

FINANCIAL STATEMENTS
The Fund’s annual report to shareholders for the fiscal year ended October 31, 2021, is available, without charge, upon request by calling 1-855-681-5261 and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:
“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.
    Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.
    “NR” - This indicates that a rating has not been assigned or is no longer assigned.
    Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
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Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
“NR” - Is assigned to an unrated issuer.
Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” - Securities possess high short-term default risk. Default is a real possibility.
“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.
“NR” - Is assigned to an unrated issue of a rated issuer.
The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.
The following summarizes the ratings used by DBRS for commercial paper and short-term debt:
    “R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
    “R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
    “R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
    “R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
    “R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
    “R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
    “R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
    “R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
    “R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
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    “D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Long-Term Credit Ratings
The following summarizes the ratings used by S&P Global Ratings for long-term issues:
“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
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“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
“NR” - This indicates that a rating has not been assigned, or is no longer assigned.
    Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.
    Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.
“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic
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rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
“NR” - Is assigned to unrated obligations.
    The following summarizes long-term ratings used by Fitch:
“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.
“CCC” - A “CCC” rating indicates that substantial credit risk is present.
“CC” - A “CC” rating indicates very high levels of credit risk.
“C” - A “C” rating indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.
“NR” - Is assigned to an unrated issue of a rated issuer.
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an
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obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:
“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
    “AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.
    “A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.
    “BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
    “BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
    “B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
    “CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.
    “D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Municipal Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
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Municipal Short-Term Note rating symbols are as follows:
“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.
“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.
Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.
MIG Scale
“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
“NR” - Is assigned to an unrated obligation.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand
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obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assesment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
“NR” - Is assigned to an unrated obligation.
About Credit Ratings
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance
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entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.
Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.
The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.
DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

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Professionally Managed Portfolios (the “Trust”)
PART C

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(b)		Amended and Restated By-Laws, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreements
(i)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Fund and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(iii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund (currently being renamed Osterweis Growth & Income Fund), Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(B)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)
Investment Advisory Agreement dated June 30, 2020, between the Trust, on behalf of the Trillium ESG Global Equity Fund, the Trillium ESG Small/Mid-Cap Fund, and Trillium Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(v)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(A)
Amendment dated October 1, 2017 to the Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 728 to the Trust’s Registration Statement on Form N-1A, file with the SEC on January 26, 2018.

(B)
Interim Investment Advisory Agreement dated January 1, 2022, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Voya Investment Management Co. LLC, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vi)
Amended and Restated Investment Advisory Agreement, dated as of August 31, 2006, by and between the Trust, on behalf of the Villere Balanced Fund series and St. Denis J. Villere & Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Amendment to the Investment Advisory Agreement dated September 1, 2017, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(B)
Investment Advisory Agreement dated May 31, 2013 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust's Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(C)
Amendment to the Investment Advisory Agreement dated November 1, 2017 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(vii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(viii)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the  Akre Focus Fund, and Akre Capital Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust's Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Amendment to the Investment Advisory Agreement dated August 1, 2017, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(ix)
Investment Advisory Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amendment to the Investment Advisory Agreement dated October 1, 2017, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(B)
Amendment to Schedule A to the Investment Advisory Agreement dated February 26, 2020, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(x)
(A)
Amended Schedule A dated May 30, 2018 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(xi)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(e)		Underwriting Contracts
(i)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, INC., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 796 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 29. 2020.

(ii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 793 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 29, 2020.

(iii)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(A)
First Amendment dated March 3, 2017 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Trillium Asset Management, LLC dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(C)
Second Amendment, dated October 1, 2020 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios, and Trillium Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(iv)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 806 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc. dated September 30, 2021, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 804 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 17, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(vi)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Manged Portfolios and Congress Asset Management Company, LLP dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Congress Asset Management Company, LLP dated _____________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 831 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 24, 2022.

(vii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management, dated March 31, 2020, is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(viii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, dated March 31, 2020 is herein incorporated by reference from Post-Effective No. 807 to the Trust's Registration Statement on Form N-1A, filed with the SEC on Janaury 29, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective No. 830 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 28, 2022.

(ix)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(x)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xi)
First Amendment to the Distribution Agreement dated March 3, 2017, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 733 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2018.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

		(B)	Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC - filed herewith.
(f)		Bonus or Profit Sharing Contracts - None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund and Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018 is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(A)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(v)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(vi)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Amendment to the Custody Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(vii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(viii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(ix)
Amendment to the Custody Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(x)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xi)
Form of Amendment to the Custody Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xii)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xiii)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Administration Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Form of Amendment to the Fund Administration Servicing Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(J)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(K)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Form of Amendment dated August __, 2020 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Accounting Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Fund Accounting Servicing Agreement, dated February ___, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small Cap Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Transfer Agent Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Transfer Agent Servicing Agreement, dated February ___, 2020 on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Operating Expenses Limitation Agreement dated September 1, 2020, between the Trust, on behalf of the Hodge Blue Chip Equity Income Fund and the Hodges Small Intrinsic Value Fund (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(B)
Operating Expenses Limitation Agreement dated September 1, 2021, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund (each "Fund"), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(v)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Appendix A dated June 21, 2019 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 765 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 28, 2019.

(vi)
Interim Operating Expenses Limitation Agreement dated January 1, 2022, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Voya Investment Management Co. LLC, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(viii)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(ix)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Revised Shareholder Servicing Plan dated August 17-18, 2015, adopted by the Trust, on behalf of the Akre Focus is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(x)
Operating Expenses Limitation Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(B)
Amended Appendix A dated September 1, 2021, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(xi)
Amended and Restated Operating Expenses Limitation Agreement dated April 30, 2021, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 815 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 30, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Revised Appendix A dated December 27, 2019 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc., is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Revised Schedule A dated December 27, 2019 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds, is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(xii)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xiii)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiv)
Operating Expenses Limitation Agreement dated February 28, 2021 between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xv)
Operating Expenses Limitation Agreement dated October 31, 2020, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xvi)
Form of Securities Lending Agreement between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(A)
Amendment to Securities Lending Agreement dated December 31, 2020, between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(xvii)
Securities Lending Agreement between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(A)
Amendment to Securities Lending Agreement dated October 15, 2020, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(xviii)
Securities Lending Agreement between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(A)
Amendment to Securities Lending Agreement dated October 20, 2020, between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(i)		Legal Opinions
(i)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iii)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(iv)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(v)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vi)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(D)
Opinion and Consent dated June 21, 2017, by Sullivan & Worcester LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(1)
Consent of Counsel dated June 21, 2017, by Schiff Hardin LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(vii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(viii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(ix)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(x)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(B)
Opinion and Consent of Counsel dated September 10, 2021, by Sullivan & Worcester LLP for the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(xi)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xii)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xiii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xv)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xvi)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(xvii)
Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP - filed herewith.
(ii)
Power of Attorney for Kathleen T. Barr dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(iii)
Power of Attorney for Eric Falkeis dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(iv)
Power of Attorney for Steve Paggioli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Power of Attorney for Ashi S. Parikh dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vi)
Power of Attorney for Cynthia M. Fornelli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Power of Attorney for Craig Benton dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(viii)
Power of Attorney for Jason F. Hadler dated September 1, 2021, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(A)
Revised Schedule A to the Rule 12b-1 Distribution Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2007.

(iii)
Revised Rule 18f-3 Plan dated November 15-16, 2018, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(A)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 30, 2018, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(A)
Revised Appendix A to Rule 18f-3 Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iii)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(iv)
Revised Code of Ethics for Tygh Capital Management, Inc. dated July 2016 is herein incorporated by reference from Post-Effective Amendment No. 695 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 27, 2017.

(v)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2017) is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(vi)
Revised Code of Ethics for Congress Asset Management, updated January 2020 is herein incorporated by reference from Post-Effective Amendment No. 786 to the Trust's Registration Statement on Form N-1A, file with the SEC on February 28, 2020.

(vii)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

(viii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(ix)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(x)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xi)
Code of Ethics for Becker Capital Management, Inc., updated January 1, 2021 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xii)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios), is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xiii)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xiv)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC, updated July 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xv)
Code of Ethics for Trillium Asset Management, LLC - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Chase Growth Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust	Huber Large Cap Value Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust	Logan Capital International Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust	Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
PIA BBB Bond Fund, Series of Advisors Series Trust	PIA High Yield Fund, Series of Advisors Series Trust
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust	PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Poplar Forest Partners Fund, Series of Advisors Series Trust	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Scharf Fund, Series of Advisors Series Trust	Scharf Global Opportunity Fund, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust	Semper Brentview Dividend Growth Equity Fund, Series of Advisors Series Trust
Semper MBS Total Return Fund, Series of Advisors Series Trust	Semper Short Duration Fund, Series of Advisors Series Trust
Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust	The Aegis Funds
Allied Asset Advisors Funds	Alpha Architect ETF Trust
Angel Oak Funds Trust	Angel Oak Strategic Credit Fund
Barrett Opportunity Fund, Inc.	Bridges Investment Fund, Inc.
Brookfield Investment Funds	Buffalo Funds
Cushingâ Mutual Funds Trust	DoubleLine Funds Trust
Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions

AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions	The Acquirers Fund, Series of ETF Series Solutions
AI Powered International Equity ETF, Series of ETF Series Solutions	AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
Blue Horizon BNE ETF, Series of ETF Series Solutions	CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
Change Finance ESG International Fossil Free ETF, Series of ETF Series Solutions	Change Finance U.S. Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions	Deep Value ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions	Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
ETFB Green SRI REITs ETF, Series of ETF Series Solutions	Hoya Capital Housing ETF, Series of ETF Series Solutions
iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions	Loncar China BioPharma ETF, Series of ETF Series Solutions
McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
NETLease Corporate Real Estate ETF, Series of ETF Series Solutions	Opus Small Cap Value ETF, Series of ETF Series Solutions
Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
US Global JETS ETF, Series of ETF Series Solutions	US Vegan Climate ETF, Series of ETF Series Solutions
Volshares Large Cap ETF, Series of ETF Series Solutions	First American Funds, Inc.
FundX Investment Trust	The Glenmede Fund, Inc.
The Glenmede Portfolios	The GoodHaven Funds Trust
Greenspring Fund, Incorporated	Harding, Loevner Funds, Inc.
Hennessy Funds Trust	Horizon Funds
Hotchkis & Wiley Funds	Intrepid Capital Management Funds Trust
Jacob Funds Inc.	The Jensen Quality Growth Fund Inc.
Kirr, Marbach Partners Funds, Inc.	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Core Alternative ETF, Series of Listed Funds Trust	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust	LKCM Funds
LoCorr Investment Trust	Lord Asset Management Trust
MainGate Trust	ATAC Rotation Fund, Series of Managed Portfolio Series

Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series	Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
Great Lakes Bond Fund, Series of Managed Portfolio Series	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
Jackson Square Global Growth Fund, Series of Managed Portfolio Series	Jackson Square International Growth Fund, Series of Managed Portfolio Series
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
LK Balanced Fund, Series of Managed Portfolio Series	Muhlenkamp Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series	Port Street Quality Growth Fund, Series of Managed Portfolio Series
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series	TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Tortoise North American Pipeline Fund, Series of Managed Portfolio Series	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
Argent Small Cap Fund, Series of Manager Directed Portfolios	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
Hood River International Opportunity Fund, Series of Manager Directed Portfolios	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios	Matrix Advisors Funds Trust
Matrix Advisors Value Fund, Inc.	Monetta Trust
Nicholas Equity Income Fund, Inc.	Nicholas Fund, Inc.
Nicholas II, Inc.	Nicholas Limited Edition, Inc.
Permanent Portfolio Family of Funds	Perritt Funds, Inc.
Procure ETF Trust I	Procure ETF Trust II
Professionally Managed Portfolios	Prospector Funds, Inc.
Provident Mutual Funds, Inc.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
Aquarius International Fund, Series of The RBB Fund, Inc.	Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.
Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.	Boston Partners Global Equity Advantage Fund, Series of The RBB Fund, Inc.
Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.	Campbell Advantage Fund, Series of The RBB Fund, Inc.

Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.	Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
SGI Conservative Fund, Series of The RBB Fund, Inc.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
SGI Peak Growth Fund, Series of The RBB Fund, Inc.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.	SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
RBC Funds Trust	Series Portfolios Trust
Thompson IM Funds, Inc.	TrimTabs ETF Trust
Trust for Advised Portfolios	Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Jensen Quality Value Fund, Series of Trust for Professional Managers
Marketfield Fund, Series of Trust for Professional Managers	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers	USQ Core Real Estate Fund
Wall Street EWM Funds Trust	Wisconsin Capital Funds, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave Suite 2200 Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park Suite 110 Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave Suite 2200 Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave Suite 2200 Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza Suite 100 Portland, ME 04101	Secretary	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Ave., Suite 2200 Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Advisors, LLC 11300 US Highway 1, Suite 500 Palm Beach Gardens, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 832 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of February, 2022.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 832 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	February 25, 2022
Kathleen T. Barr

Eric W. Falkeis*	Trustee	February 25, 2022
Eric W. Falkeis

Steven J. Paggioli*	Trustee	February 25, 2022
Steven J. Paggioli

Ashi S. Parikh*	Trustee	February 25, 2022
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	February 25, 2022
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	February 25, 2022
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	February 25, 2022
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		February 25, 2022
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Description
EX.99.e.xi.B	Novation Agreement
EX.99.j.i	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP